Derivative Instruments - Schedule of Outstanding Interest Rate Derivatives Designated as Cash Flow Hedges of Interest Rate Risk (Detail) - Designated as Hedging Instrument - Cash Flow Hedging - USD ($)
	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Interest Rate Swap at 1.598%
Derivative Instruments Gain Loss [Line Items]
Notional amount	$ 140,000,000	$ 140,000,000
Fixed Interest Rate	1.598%	1.598%
Termination Date	Jul. 11, 2024	Jul. 11, 2024
Interest Rate Swap at 1.331%
Derivative Instruments Gain Loss [Line Items]
Notional amount	$ 30,000,000
Fixed Interest Rate	1.331%
Termination Date	Feb. 10, 2025